Property, Plant and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 524,121	$ 532,346	$ 510,498	$ 785,893
Construction in progress	$ 2,795,018		$ 3,125,180